Pension obligations	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Pension obligations [Text Block]
19.	Pension obligations

The Group maintains non-contributory and contributory defined benefit pension plans for certain of its employees.

The Group uses a December 31 measurement date for all of its plans. For the Group's significant plans, the most recent actuarial valuations filed for funding purposes were performed during 2017 using data as at December 31, 2016. For these plans, the next actuarial valuation required for funding purposes will be performed during 2018 as at December 31, 2017.

Movements in the present value of the defined benefit obligation in the current and previous years were as follows:

	Year ended
	December 31,
	2017	2016
Opening defined benefit obligation	$349,165	$337,004
Current service cost	10,707	10,768
Past service cost related to the new collective bargaining agreement	10,442	-
Interest cost	12,602	13,415
Benefits paid from plan	(33,721)	(32,644)
Benefits paid from employer	(999)	(1,424)
Participant contributions	93	93
Effects of movements in exchange rates	24,440	10,348
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	1,598	-
Arising from changes in financial assumptions	9,402	14,955
Arising from experience adjustments	(675)	(3,350)

Closing defined benefit obligation	$383,054	$349,165

The defined benefit obligation closing balance, by member group, is as follows:

	Dec. 31, 2017	Dec. 31, 2016
Active members	$250,965	$235,815
Deferred members	4,304	3,636
Retired members	127,785	109,714

Closing defined benefit obligation	$383,054	$349,165

Movements in the fair value of the pension plan assets in the current and previous years were as follows:

	Year ended
	December 31,
	2017	2016
Opening fair value of plan assets:	$296,151	$279,523
Interest income	11,005	11,634
Remeasurements losses:
Return on plan assets (excluding amounts included in net interest expense)	24,437	2,905
Contributions from the employer	22,484	26,198
Employer direct benefit payments	999	1,424
Contributions from plan participants	93	93
Benefit payment from employer	(999)	(1,424)
Administrative expenses paid from plan assets	(80)	(77)
Benefits paid	(33,721)	(32,644)
Effects of changes in foreign exchange rates	21,063	8,519

Closing fair value of plan assets	$341,432	$296,151

The amount included in the consolidated balance sheets arising from the entity's obligation in respect of its defined benefit plans is as follows:

	Dec. 31, 2017	Dec. 31, 2016
Present value of funded defined benefit obligation	$365,655	$333,720
Fair value of plan assets	(341,432)	(296,151)
Present value of unfunded defined benefit obligation	17,399	15,445

Net liability arising from defined benefit obligation	$41,622	$53,014

Reflected in the consolidated balance sheets as follows:

	Dec. 31, 2017	Dec. 31, 2016
Pension obligation - current (note 13)	$19,401	$24,635
Pension obligation - non-current	22,221	28,379

Total pension obligation	$41,622	$53,014

Pension expense is as follows:

	Dec. 31, 2017	Dec. 31, 2016
Service costs:
Current service cost	$10,707	$10,768
Past service cost and loss from settlements	10,442	-
Total service cost	21,149	10,768
Net interest expense	1,597	1,781
Administration cost	80	77

Defined benefit pension expense	$22,826	$12,626

Defined contribution pension expense	$908	$829

Remeasurement on the net defined benefit liability:

	Dec. 31, 2017	Dec. 31, 2016
(Return)/loss on plan assets (excluding amounts included in net interest expense)	$(24,437)	$(2,905)
Actuarial gains arising from changes in demographic assumptions	1,598	-
Actuarial losses/(gains) arising from changes in financial assumptions	9,402	14,955
Actuarial gains arising from experience adjustments	(675)	(3,350)

Defined benefit loss/(gain) related to remeasurement	$(14,112)	$8,700

Total pension cost	$9,622	$22,155

Pension amounts recognized include those directly related to production of inventory; such amounts are recognized initially as costs of inventory and are expensed in the consolidated income statements within cost of sales upon sale of the inventory.

The current service cost, the interest cost and administration cost for the year are included in the employee benefits expense. The remeasurement of the net defined benefit liability is included in OCI.

Past service costs in 2017 relate to the new collective bargaining agreements in Manitoba.

The defined benefit pension plans typically expose the Group to actuarial risks such as: investment risk, interest rate risk, longevity risk and salary risk.

Investment risk

The present value of the liabilities for the defined benefit plans is calculated using a discount rate determined by reference to high quality corporate bond yields; if the return on plan assets is below this rate, it will create a plan deficit. The Group's primary quantitative investment objectives are maximization of the long term real rate of return, subject to an acceptable degree of investment risk and preservation of principal. Risk tolerance is established through consideration of several factors including past performance, current market condition and the funded status of the plan.

Interest risk	A decrease in the bond interest rate will increase the pension plan liabilities; however, this will be partially offset by an increase in the return on the plan's debt investments.
Longevity risk

The present value of the defined benefit plans liabilities is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the pension plans liabilities.

Salary risk

The present value of the defined benefit plans liabilities for some of the pension plans is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plans' liabilities.

The principal assumptions used for the purposes of the actuarial valuations were as follows:

	2017	2016
Defined benefit cost:
Discount rate - benefit obligations	3.69%	4.08%
Discount rate - service cost	3.82%	4.25%
Expected rate of salary increase [1]	2.75%	3.00%
Average longevity at retirement age for current pensioners (years) [2] :
Males	20.9	20.8
Females	23.3	23.3
	2017	2016
Defined benefit obligation:
Discount rate	3.45%	3.69%
Expected rate of salary increase [1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years) [2] :
Males	21.0	20.9
Females	23.7	23.3
Average longevity at retirement age for current employees (future pensioners) (years) 2:
Males	22.9	22.2
Females	25.5	24.5

[1] Plus merit and promotional scale based on member's age
[2] CPM2014 Priv with CPM-B projection scale.

The Group reviews the assumptions used to measure pension costs (including the discount rate) on an annual basis. Economic and market conditions at the measurement date affect these assumptions from year to year. In determining the discount rate, the Group considers the duration of the pension plan liabilities.

Significant actuarial assumptions for the determination of the defined benefit obligation are discount rate, expected salary increase and mortality. The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting periods, while holding other assumptions constant:

-	If the discount rate is 50 basis points higher (lower), the defined benefit obligation would decrease $27,622 (increase by $31,183).
-	If the expected salary growth increases (decreases) by 1%, the defined benefit obligation would increase by $3,893 (decrease $3,533).
-	If the life expectancy increases (decreases) by one year for both men and women, the defined benefit obligation would increase by $5,804 (decrease by $5,903)

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognised in the consolidated balance sheets.

The Group’s main pension plans are registered federally with the Office of the Superintendent of Financial Institution and with the Canada Revenue Agency. The registered pension plans are governed in accordance with the Pension Benefits Standards Act and the Income Tax Act. The sponsor contributes the amount needed to maintain adequate funding as dictated by the prevailing regulations.

Expected employer contribution to the pension plans for the fiscal year ending December 31, 2018 is $19,401.

The average duration of the pension obligation at December 31, 2017 is 15.8 years (2016 – 15.7 years). This number can be broken down as follows:

-	Active members: 18.4 years (2016: 17.1 years)
-	Deferred members: 26.9 years (2016: 23.5 years)
-	Retired members: 10.2 years (2016: 12.4 years)

Asset-Liability-Matching studies are performed periodically to analyse the investment policies in terms of risk-and-return profiles.

The actual return on plan assets in 2017 was 11.5% (2016: 5.01%)

The pension plans do not invest directly in either securities or property/real estate of the Group.

With the exception of fixed income investments, the plan assets are actively managed by investment managers, with the goal of attaining returns that potentially outperform passively managed investments. Within appropriate limits, the actual composition of the invested funds may vary from the prescribed investment mix.

The following is a summary of the fair value classification levels for investment:

December 31, 2017	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$4,625	$-	$-	$4,625
Pooled equity funds	116,027	-	-	116,027
Pooled fixed income funds	-	189,964	-	189,964
Alternative investment funds	-	30,699	-	30,699
Balanced funds	-	117	-	117

	$120,652	$220,780	$-	$341,432
December 31, 2016	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$4,515	$-	$-	$4,515
Pooled equity funds	121,103	-	-	121,103
Pooled fixed income funds	-	143,489	-	143,489
Alternative investment funds	-	26,404	-	26,404
Balanced funds	-	640	-	640

	$125,618	$170,533	$-	$296,151